Acquisition and sale of businesses and purchase of non-controlling interests (Tables)	12 Months Ended
Jun. 30, 2019
Business Combinations1 [Abstract]
Schedule of fair value of net assets acquired and cash consideration paid in business combination
Fair value of net assets acquired and cash consideration paid in respect of the acquisition of businesses and the purchase of shares of non-controlling interests in the three years ended 30 June 2019 were as follows:

	Net assets acquired and consideration
	2019 £ million	2018 £ million	2017 £ million
Brands and other intangibles	25	478	—
Inventories	—	4	—
Other working capital	(2)	2	—
Deferred tax	(5)	—	—
Cash	—	6	—
Fair value of assets and liabilities	18	490	—
Goodwill arising on acquisition	10	249	—
Step acquisitions	(7)	—	—
Consideration payable	21	739	—
Satisfied by:
Cash consideration paid	6	555	—
Contingent consideration payable	15	184	—
	21	739	—
Cash consideration paid for Casamigos	9	549	—
Cash consideration paid for other subsidiaries	6	6	—
Cash consideration paid for investments in associates	15	12	6
Cash consideration paid in respect of prior year acquisitions	9	22	23
Capital injection in associates	17	11	2
Cash acquired	—	(6)	—
Net cash outflow on acquisition of businesses	56	594	31
Purchase of shares of non-controlling interests	784	—	—
Total net cash outflow	840	594	31

Schedule of cash consideration received and net assets disposed of in sale of Businesses and brands
Cash consideration received and net assets disposed of in respect of sale of businesses in the year ended 30 June 2019:

	Portfolio of 19 brands	USL wine business	Total
	£ million	£ million	£ million
Sale consideration
Cash received in year	435	3	438
Transaction and other directly attributable costs paid	(12)	—	(12)
Net cash received	423	3	426
Transaction costs payable	(4)	—	(4)
	419	3	422
Net assets disposed of
Brands	(230)	—	(230)
Goodwill	(12)	—	(12)
Property, plant and equipment	(2)	(4)	(6)
Investment in associates	(3)	—	(3)
Inventories	(17)	(1)	(18)
	(264)	(5)	(269)
Gain/(loss) on disposal before taxation	155	(2)	153
Taxation	(33)	—	(33)
Gain/(loss) on disposal after taxation	122	(2)	120